PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
			Leasehold	Production
Cost	Land	Building	Improvements	Equipment	Prototypes	ROU Asset	Total
Balance, December 31, 2018	$12,558	$2,955,901	$43,715	$809,982	$406,160	$—	$4,228,316
Additions	—	—	—	7,166	564,234	117,004	688,404
Balance, December 31, 2019	$12,558	$2,955,901	$43,715	$817,148	$970,394	$117,004	$4,916,720
Additions	—	8,082	—	175,467	1,527,451	—	1,711,000
Balance, December 31, 2020	$12,558	$2,963,983	$43,715	$992,615	$2,497,845	$117,004	$6,627,720
Accumulated Amortization
Balance, December 31, 2018	$—	$516,117	$35,622	$520,991	$67,693	$—	$1,140,423
Amortization	—	97,592	1,619	58,515	216,365	12,212	386,303
Balance, December 31, 2019	$—	$613,709	$37,241	$579,506	$284,058	$12,212	$1,526,726
Amortization	—	93,849	1,295	67,784	665,597	73,892	902,417
Balance, December 31, 2020	$—	$707,558	$38,536	$647,290	$949,655	$86,104	$2,429,143
Carrying Value
December 31, 2019	$12,558	$2,342,192	$6,474	$237,642	$686,336	$104,792	$3,389,994
December 31, 2020	$12,558	$2,256,425	$5,179	$345,325	$1,548,190	$30,900	$4,198,577